Note 10 - Intangible Assets - MSRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance, January 1	$ 104,431	$ 104,442
Additions, following the sale of loan	19,500	18,276
Amortization	(14,562)	(14,833)
Prepayments and write-offs	(2,941)	(3,454)
Balance, December 31	$ 106,428	$ 104,431